Significant Accounting Policies - Schedule of diluted loss per ordinary share (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption		$ 2,418,332	$ (510,888)	$ (11,115,177)
Denominator:
Weighted Average Redeemable Class A ordinary shares, Basic and Diluted		34,500,000	5,039,326	27,316,438
Basic and Diluted net loss per share, Redeemable Class A ordinary shares		$ 0.07	$ (0.10)	$ (0.41)
Numerator:
Net loss allocable to Class B ordinary shares not subject to redemption		$ 604,583	$ (673,069)	$ (3,312,508)
Denominator:
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted		8,625,000	6,639,045	8,140,753
Basic and diluted net loss per share, ordinary shares		$ 0.07	$ (0.10)	$ (0.41)